Derivative Instruments	21 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 7. Derivative Instruments

The Company entered into derivative instruments to hedge fixed indexed annuity products that guarantee the return of principal to the policyholders and credit interest based on a percentage of the gain in a specified market index. To hedge against adverse changes in equity indices, the Company entered into contracts to buy equity indexed options. However, these derivatives are not designated as hedge under GAAP. The Company did not have any asset derivatives or embedded derivatives in policyholder contracts as of December 31, 2018.

As indicated in Notes 1, 6 and 10, American Life has treaties with four reinsurance companies, three third party and one related party, that have funds withheld and modified coinsurance provisions. Under these provisions with third party reinsurers, the assets backing the treaties are maintained by American Life as collateral and are carried on the balance sheet for American Life, but the assets are owned by the third party reinsurer; thus, the total return on the asset portfolio belongs to the third party reinsurers. Under GAAP this is considered an embedded derivative but is not designated as a hedge.

The following is a summary of the asset derivatives not designated as hedges and embedded derivatives in our FIA product as of September 30, 2020 and December 31, 2019:

		September 30, 2020			December 31, 2019
	Location in the
Derivatives Not Designated	Consolidated Statement	Notional	Number of	Estimated	Notional	Number of	Estimated
as Hedging Instruments	of Balance Sheets	Amount	Contracts	Fair Value	Amount	Contracts	Fair Value
Equity-indexed options	Derivatives	$166,197,790	177	$7,664,006	$9,698,863	24	$575,294
Equity-indexed embedded derivative	Deposit-type contracts	204,289,800	1,418	6,359,657	10,720,324	108	576,634

Due to significant price decreases in the capital markets, our securities positions resulted in a substantial unrealized loss at September 30, 2020, reported in accumulated other comprehensive loss on the balance sheet. The embedded derivative related to the asset portfolio belonging to the third party reinsurers offset these unrealized losses by recording a realized gain in other comprehensive income.

The following table summarizes the impact of those embedded derivatives related to the funds withheld provision where the total return on the asset portfolio belongs to the third party reinsurers:

	September 30, 2020
	Book Value of	Market Value of	Total Return
Reinsurance Portfolio	Assets	Assets	Swap Value
Ironbound	$100,442,130	$96,516,241	$3,925,889
SDA	21,072,864	20,495,383	577,481
US Alliance	36,801,442	36,616,705	184,737
SRC2	23,624,061	23,942,606	(318,545)
Total	$181,940,497	$177,570,935	$4,369,562

The total return swap value was recorded as an increase in our amounts recoverable from reinsurers of $4,369,562 on our balance sheet and a realized gain of $4,369,562 on our income statement.